Consolidated Statement of Changes in Equity (Parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders Equity
Income taxes on share issue costs		$ 3,700
Accumulated other comprehensive income (loss) comprises items that will not be recycled	$ (10,000)	(9,800)
Accumulated other comprehensive income comprises items that may be recycled	$ 38,100	$ 57,200
Number of warrants expired during period		5,480,000
Weighted average exercise price of warrants expired during period		$ 36.5